Related-Party Transactions - Summary of Analysis of Activity of Related-Party Loans (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Balance at beginning of year	$ 495	$ 4,417
New loans and advances	84	69
Repayments, including loans sold	117	148
Changes in related parties	(141)	(3,843)
Balance at end of year	$ 321	$ 495